Leases (Details) - Schedule of lease liabilities ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of lease liabilities [Abstract]
Current	₪ 369	$ 115	₪ 396
Non-current	391	121	677
Total lease liabilities	₪ 760	$ 236	₪ 1,073